Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information

The table below presents the operating lease related assets and liabilities from continuing operations recorded on the consolidated balance sheets.

	December 31, 2025	December 31, 2024
Right of use assets, net	$228,330	$13,599

Operating lease liabilities, current	93,191	9,163
Operating lease liabilities, noncurrent	110,622	—
Total operating lease liabilities	$203,813	$9,163

Other information about the Company’s leases from continuing operations is as follows:

	For the Years Ended December 31,
	2025	2024	2023
Operating cash flows used in operating leases	$61,622	$21,632	$223,606
Weighted average remaining lease term (years)	2.18	0.60	1.10
Weighted average discount rate	4.75%	4.75%	4.75%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

December 31, 2025
For the year ending December 31, 2026	$101,008
For the year ending December 31, 2027	88,863
For the year ending December 31, 2028	28,715
Total lease payments	218,586
Less: Imputed interest	(14,773)
Present value of operating lease liabilities	$203,813